Income Taxes - Summary of Unused Non-capital Losses Expire (Details) - Unused Non-capital Losses $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	$ 371,146
Canada Federal
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	162,568
Canada Federal | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	3,510
Canada Federal | 2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	1,001
Canada Federal | 2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	4,610
Canada Federal | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	7,760
Canada Federal | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	12,565
Canada Federal | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	14,468
Canada Federal | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	7,393
Canada Federal | 2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	7,003
Canada Federal | 2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	26,441
Canada Federal | 2040
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	37,884
Canada Federal | 2041
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	39,933
Canada Federal | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	162,568
Canada Provincial
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	172,093
Canada Provincial | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	3,495
Canada Provincial | 2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	995
Canada Provincial | 2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	4,606
Canada Provincial | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	9,807
Canada Provincial | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	12,563
Canada Provincial | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	22,678
Canada Provincial | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	7,394
Canada Provincial | 2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	6,595
Canada Provincial | 2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	26,305
Canada Provincial | 2040
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	37,751
Canada Provincial | 2041
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	39,904
Canada Provincial | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	172,093
Foreign Countries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	272,965
Foreign Countries | United Kingdom | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	270,144
Foreign Countries | United States | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	$ 2,821	[1]

[1]	US tax rules impose restrictions that will impact how $114,107 of losses are available to shelter income in future taxation years. As a result, approximately $111,286 of losses will no longer be available to the company and are not presented in the available tax loss table presented above.